PROPERTY AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 917	$ 1,122	$ 0
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	3,224	3,773	3,083
Asset Impairment Charges	$ 0	$ 594	$ 0